FAIR VALUE MEASUREMENTS (Narrative) (Details) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Derivative [Line Items]
Derivative Assets				¥ 7,277,406
Investment Income, Net		4,902,527	$ 706,111
Derivative Liabilities Current	10,364,075	10,364,075				$ 1,492,737
Fair Value Adjustment of Warrants		¥ (34,937,341)	$ (5,032,024)	¥ 2,096,024
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount						$ 10,000,000	£ 3
Remaining maturity of foreign currency derivative				12 months
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $								$ 70,000,000
Remaining maturity of foreign currency derivative		12 months	12 months
Derivative Assets				¥ 7,277,406
Loss on derivative				¥ 370,437
Investment Income, Net	¥ 4,900,000